OPTIONS	12 Months Ended
Jun. 30, 2024
Other Liabilities Disclosure [Abstract]
OPTIONS

NOTE 14 – OPTIONS

On July 30, 2019, the Company negotiated and signed a Corporate and Executive Service Agreement with TJ Capital to provide strategic consulting services to the Company relating to services such as investor relations, capital markets and shareholder value creation strategy. The consulting service period is for two years, unless sooner terminated by either party or extended by the agreement of both parties. Pursuant to the agreement, as the compensation for the services, TJ Capital will be granted options to purchase 8,000 of the Company’s Class A common shares. The options are exercisable at a purchase price of $30.0 per share, and the options shall be deemed to be fully paid at a rate of 333 options per month, commencing on August 1, 2019. The options may be exercised at any time following vesting for cash or on a cashless basis. The aggregated fair value of the options granted to TJ Capital was $284,300. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $58.0; risk free rate of 1.85%; expected term of 2 years; exercise price of the options of $30.0; volatility of 77.0%; and expected future dividends of $Nil.

Pursuant to the consulting agreement signed between TJ Capital and the Company, TJ Capital opted to exercise 500 share options on a cashless basis. On February 18, 2021, the Company issued 303 common shares to TJ Capital. During the year ended June 30, 2022, TJ Capital further opted to exercise 6500 share options on a cashless basis and the Company issued 5,138 common shares to TJ Capital.

On May 28, 2017, the Company signed an employment agreement with Dr. Yunhao Chen, the former Chief Financial Officer of the Company. As part of the compensation, the Company agreed to grant Ms. Chen options to purchase up to 6,000 Class A common shares, at an exercise price of $30.0 per share. The grant was effective at the IPO date and the options vest at a rate of 250 per month, beginning one month following completion of the IPO.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 14 – OPTIONS (continued)

The aggregate fair value of the options granted to Dr. Yunhao Chen, the CFO, was $440,840. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $100.0; risk free rate of 1.84%; expected term of 2 years; exercise price of the options of $30.0; volatility of 69.5%; and expected future dividends of $Nil. On January 18, 2022, Dr. Yunhao Chen opted to exercise 6,000 shares options at the exercise price of $30.0 and the Company issued 6,000 common shares to Dr. Yunhao Chen.

On May 28, 2017, the Company signed an employment agreement with Mr. Silong Chen, the Chief Executive Officer of the Company. As the part of the compensation, the Company agrees to grant Mr. Chen options to purchase up to 18,000 Class A common shares, at an exercise price of $30.0 per share. The grant was effective at the IPO date and the options vest at a rate of 500 per month, beginning one month following completion of the IPO. On October 31, 2019, Mr. Silong Chen voluntarily waived the remaining unvested 7,000 options.

The aggregate fair value of the options granted to Mr. Silong Chen was $1,385,500. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $100.0; risk free rate of 1.94%; expected term of 3 years; exercise price of the options of $30.0; volatility of 74.7%; and expected future dividends of $Nil. These options were expired.

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 75,000 to Mr. Silong Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options shall be vested equally on January 26, 2023, 2024 and 2025 with exercise price of $20.0 per share.

The aggregate fair value of the options granted to Mr. Silong Chen was $941,813. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $19.4; risk free rate of 4.17%; expected term of 5 years; exercise price of the options of $20.0; volatility of 128.8% based upon the Company’s historical stock price; and expected future dividends of $Nil. These options expire on January 26, 2028.

On January 26, 2023, the Board adopted resolutions to issue incentive stock options of total 7,500 to Dr. Yunhao Chen under the Company’s 2018 Stock Incentive Plan as part of compensations. These options shall be vested equally on January 26, 2023, 2024 and 2025 with exercise price of $20.0 per share.

The aggregate fair value of the options granted to Dr. Yunhao Chen was $94,181. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying Class A common shares of $19.4; risk free rate of 4.17%; expected term of 10 years; exercise price of the options of $20.0; volatility of 128.8%; and expected future dividends of $Nil. 2,500 options vested on January 26, 2023, and the unvested options were forfeited due to the resignation of Dr. Yunhao Chen as the Company’s Chief Financial Officer on August 1, 2023. There is no unrecognized compensation associated with these options.

The Company recorded $1,114,857, $1,243,385 and $11,831 stock-based compensation expense for the years ended June 30, 2024, 2023 and 2022, respectively.

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 14 – OPTIONS (continued)

The following table summarized the Company’s share option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years

Outstanding June 30, 2021	24,500	$30.0	0.03
Exercisable, June 30, 2021	24,167	$30.0	0.03
Granted	-	-	-
Cancelled	-	-	-
Exercised	(13,500)	-	-
Outstanding June 30, 2022	11,000	$30.0	-
Exercisable, June 30, 2022	11,000	$30.0	-
Granted	82,500	20.0	-
Cancelled	-	-	-
Exercised	-	-	-
Outstanding June 30, 2023	93,500	$20.0	5.03
Exercisable, June 30, 2023	25,000	$20.0	5.03
Granted	-	-	-
Cancelled	(18,500)	-	-
Exercised	-	-	-
Outstanding June 30, 2024	75,000	$20.0	3.58
Exercisable, June 30, 2024	50,000	$20.0	3.58